Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction Due From To Related Party [Line Items]
Due to related parties, amounts owing on power purchases	CAD 253	CAD 132
IESO [Member]
Related Party Transaction Due From To Related Party [Line Items]
Due to related parties, amounts owing on power purchases	CAD 143	CAD 134